VESSELS HELD FOR SALE	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
VESSELS HELD FOR SALE	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2023	3,706,726	(719,366)	2,987,360
Other additions	14	—	14
Transfer from newbuildings	76,325	—	76,325
Transfer to Vessels Held for Sale	(23,385)	6,930	(16,455)
Depreciation	—	(62,836)	(62,836)
Balance as of June 30, 2024	3,759,680	(775,272)	2,984,408

At June 30, 2024, we owned 19 Newcastlemaxes, 33 Capesizes and 31 Panamaxes (At December 31, 2023: 19 Newcastlemaxes, 33 Capesizes and 31 Panamaxes). This only includes vessels part of "Vessels and Equipment, net" (not including the Panamax vessel listed as "Held for sale" as per June 30, 2024, referenced in the paragraph below).

In June 2024, the Company entered into an agreement to sell one Panamax vessel for a net consideration of $20.8 million. With reference to Note 23, "Subsequent Events", the vessel was delivered to its new owner in August 2024 and we expect to record a gain from sale of approximately $4.3 million in the third quarter of 2024. As of June 30, 2024, the vessel is classified as held for sale.

In December 2023, the Company entered into an agreement to sell one Panamax vessel for a net consideration of $15.7 million. As of June 30, 2024, the vessel was delivered to its new owner and a gain from sale of $1.1 million was recorded upon delivery.

With reference to Note 11, "Newbuildings", two newbuildings were delivered to the Company during the period and related accumulated costs were transferred to the "Vessel and equipment" in the total amount of $76.3 million.

For the six months ended June 30, 2024, we did not capitalize any costs in relation to the installation of BWTS and scrubbers on our vessels.

Total depreciation expense for own vessels and equipment was $62.8 million for the six months ended June 30, 2024. In addition, we depreciated $7.5 million of our finance leased assets during the six months ended June 30, 2024.
VESSELS HELD FOR SALE
In June 2024, we entered into an agreement to sell one Panamax vessel to an unrelated third party for a net sale price of $20.8 million. With reference to Note 23, "Subsequent Events", the vessel was delivered to its new owner in August 2024. The vessel is classified as held for sale as of June 30, 2024.